Related party transactions- Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended					48 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Sep. 30, 2019
Related party transactions
Amount of cash and cash equivalents	¥ 321,262	¥ 330,503					$ 49,034
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	6,831	6,486
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	8,505	9,960	¥ 4,738
Costs and expenses incurred	15,107	11,466	9,580
Ant Group and its affiliates | Annual fee for SME loan business
Related party transactions
Amounts earned by the Company	954	954	954
SME annual fee term (in years)				7 years
Annual fee as a percentage of the average daily balance (as a percent)						2.50%
Ant Group and its affiliates | Administrative and support services
Related party transactions
Amounts earned by the Company	1,208	1,224	1,017
Ant Group and its affiliates | Cloud computing revenue
Related party transactions
Amounts earned by the Company	3,916	1,872	761
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	2,427	2,075	1,489
Ant Group and its affiliates | Other services
Related party transactions
Costs and expenses incurred	4,509	2,743	1,328
Alipay | Payment processing and escrow services fee
Related party transactions
Costs and expenses incurred	¥ 10,598	8,723	8,252
Ant Group
Related party transactions
Equity interest (as a percent)									33.00%
Ant Group | Profit Share Payments
Related party transactions
Amounts earned by the Company		¥ 3,835	¥ 517
Additional fee, as a percentage of pre-tax income					37.50%
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed | $								$ 7,700
Amount drawn down | $								$ 943
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud computing services
Related party transactions
Amounts earned by the Company	¥ 2,411	¥ 1,548	¥ 1,111
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Costs and expenses incurred	1,394	1,146	907
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	1,732	1,400	261
Costs and expenses incurred	11,068	8,265	¥ 12,933
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 2,824	¥ 4,352
Certain investees of the Company | Loans | Maximum
Related party transactions
Remaining terms	5 years	6 years
Interest rate (as a percent)	10.00%	6.00%